Offerings	Aug. 26, 2024 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Series A Convertible Perpetual Preferred Stock
Amount Registered | shares	235,000
Maximum Aggregate Offering Price	$ 369,869,111.11
Carry Forward Form Type	S-3
Carry Forward File Number	333-259102
Carry Forward Initial Effective Date	Jun. 24, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 54,592.68
Offering Note
(1)
All securities offered hereby are for the account of the selling stockholders named in the prospectus supplement to the Registration Statement No. 333-2
8
1780 on Form
S-3.
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

(2)
This prospectus supplement includes 235,000 unsold shares of preferred stock (the “Unsold Securities”) previously registered on a prospectus supplement dated December 22, 2023 to the Registration Statement
No. 333-259102
on Form
S-3
(the “Prior Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, we are carrying forward to this Registration Statement the Unsold Securities that were previously registered on the Prior Registration Statement, and the registration fee paid with respect to the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. No additional filing fee is due with respect to the Unsold Securities included in this Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the time of filing this Registration Statement.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share, issuable upon conversion of the Series A Convertible Perpetual Preferred Stock
Amount Registered | shares	10,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-259102
Carry Forward Initial Effective Date	Jun. 24, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note
(1)
All securities offered hereby are for the account of the selling stockholders named in the prospectus supplement to the Registration Statement No. 333-2
8
1780 on Form
S-3.
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.

(3)	Consists of up to 10,000,000 shares of common stock issuable upon conversion of the preferred stock being registered under this Registration Statement.
(4)
The shares of our Class A common stock issuable upon conversion of the preferred stock will be issued for no additional consideration and therefore, no additional registration fee is required pursuant to Rule 457(i) under the Securities Act.